Other Liabilities (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Summary of Other liabilities
Deferred gains on asset sales	$ 918,000,000		$ 933,000,000
SPG point liability	713,000,000		724,000,000
Deferred revenue including VOI and residential sales	20,000,000		17,000,000
Benefit plan liabilities	71,000,000		74,000,000
Insurance reserves	48,000,000		47,000,000
Other	177,000,000		176,000,000
Other liabilities	1,947,000,000		1,971,000,000
Other Liabilities (Textual) [Abstract]
Deferred gains on sale of assets included in accrued expenses and other liabilities	1,000,000,000		1,000,000,000
Amortization of deferred gains	$ 21,000,000	$ 21,000,000